Reserves (Tables)	12 Months Ended
Dec. 31, 2015
Insurance Loss Reserves [Abstract]
Schedule of Reserve Information of the Company’s Major Product Lines
The following table provides reserve information of the Company's major product lines at the dates shown:

	December 31, 2015				December 31, 2014
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Universal life and other products no longer offered	$667	$1	$616	$1	$672	$2	$633	$1
FFG, LTC and other disposed businesses	213,124	3,741	33,611	3,164	207,348	3,854	29,099	3,003
Other	2,811	6	104	27	2,958	12	131	38
Short Duration Contracts:
Group term life	—	36	6,749	443	—	51	7,176	503
Group disability	—	70	58,339	2,466	—	134	63,087	3,007
Medical	—	2	643	25	—	2	672	23
Dental	—	103	30	332	—	175	34	368
Credit life and disability	—	44	62	458	—	48	148	499
Other	—	1	—	5	—	3	—	4
Total	$216,602	$4,004	$100,154	$6,921	$210,978	$4,281	$100,980	$7,446

Schedule of Roll Forward of the Company’s Product Lines with the Most Significant Claims and Benefits Payable Balances
The following table provides a roll forward of the Company’s product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability
Balance as of December 31, 2012, gross of reinsurance	$9,031	$79,661
Less: Reinsurance ceded and other (1)	(173)	(4,670)
Balance as of January 1, 2013, net of reinsurance	8,858	74,991
Incurred losses related to:
Current year	1,976	8,438
Prior year's interest	385	3,450
Prior year(s)	(621)	20
Total incurred losses	1,740	11,908
Paid losses related to:
Current year	1,133	1,467
Prior year(s)	1,190	16,344
Total paid losses	2,323	17,811
Balance as of December 31, 2013, net of reinsurance	8,275	69,088
Plus: Reinsurance ceded and other (1)	150	4,347
Balance as of December 31, 2013, gross of reinsurance	$8,425	$73,435
Less: Reinsurance ceded and other (1)	(150)	(4,347)
Balance as of January 1, 2014, net of reinsurance	8,275	69,088
Incurred losses related to:
Current year	1,977	7,014
Prior year's interest	361	3,047
Prior year(s)	(323)	(1,765)
Total incurred losses	2,015	8,296
Paid losses related to:
Current year	1,484	1,761
Prior year(s)	1,258	13,857
Total paid losses	2,742	15,618
Balance as of December 31, 2014, net of reinsurance	7,548	61,766
Plus: Reinsurance ceded and other (1)	131	4,328
Balance as of December 31, 2014, gross of reinsurance	$7,679	$66,094
Less: Reinsurance ceded and other (1)	(131)	(4,328)
Balance as of January 1, 2015, net of reinsurance	7,548	61,766
Incurred losses related to:
Current year	1,228	6,000
Prior year's interest	324	2,809
Prior year(s)	(723)	1,070
Total incurred losses	829	9,879
Paid losses related to:
Current year	717	2,139
Prior year(s)	569	12,784
Total paid losses	1,286	14,923
Balance as of December 31, 2015, net of reinsurance	7,091	56,722
Plus: Reinsurance ceded and other (1)	101	4,083
Balance as of December 31, 2015, gross of reinsurance	$7,192	$60,805
(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.